Significant Risks and Uncertainties Including Business and Credit Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 318,599,000	$ 290,716,000	$ 268,585,000
Customer concentration risk | Revenues | Minimum
Significant Risks and Uncertainties Including Business and Credit Concentrations
Percentage of partnership's consolidated revenues	10.00%	10.00%	10.00%
Customer concentration risk | Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 73,337,000	$ 33,019,000	$ 12,546,000
Percentage of partnership's consolidated revenues	24.00%	12.00%	5.00%
Customer concentration risk | Revenues | Equinor ASA
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 53,297,000	$ 36,563,000	$ 24,828,000
Percentage of partnership's consolidated revenues	17.00%	13.00%	9.00%
Customer concentration risk | Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 42,238,000	$ 51,743,000	$ 45,975,000
Percentage of partnership's consolidated revenues	14.00%	18.00%	17.00%
Customer concentration risk | Revenues | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 41,235,000	$ 36,946,000	$ 37,571,000
Percentage of partnership's consolidated revenues	13.00%	13.00%	14.00%
Customer concentration risk | Revenues | KNOT
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 28,008,000	$ 28,682,000	$ 19,220,000
Percentage of partnership's consolidated revenues	9.00%	10.00%	7.00%
Customer concentration risk | Revenues | Chartering and Shipping Service S.A., a subsidiary of TotalEnergies
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 24,127,000	$ 41,030,000	$ 25,352,000
Percentage of partnership's consolidated revenues	8.00%	14.00%	9.00%
Customer concentration risk | Revenues | Eni Trading and Shipping S.p.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 6,636,000		$ 36,256,000
Percentage of partnership's consolidated revenues	2.00%		14.00%